Trade and Other Payables - Disclosure of Detailed Information about Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Amounts due to exchanges, clearing houses and other counterparties	$ 378.3	$ 1,407.5
Amounts due to Prime Brokers	733.6	1,017.1
Amounts payable to clients	8,951.7	6,236.9
Accruals	568.2	468.3
Settlement balances	2,096.4	482.3
Other tax and social security taxes	22.5	9.9
Other creditors	138.5	118.4
Bank overdrafts	67.2	0.0
Trade and other payables	$ 12,956.4	$ 9,740.4